Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000000727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	$ 10,000		$ 10,112	$ 10,177	$ 10,121	$ 10,478	$ 10,967	$ 11,162	$ 10,587	$ 10,709	$ 11,432	$ 12,035
C000236999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Accumulated Value	9,749		9,858	9,921	9,866	10,215	10,691	10,882	10,320	10,398	11,095	11,676
C000236997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,011,198	1,017,695	1,012,063	1,047,832	1,096,654	1,116,208	1,059,172	1,074,620	1,148,162	1,212,500
C000236998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,112	10,177	10,121	10,478	10,967	11,162	10,603	10,746	11,494	12,125
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value	10,000		10,594	10,540	10,456	11,300	12,444	12,357	11,230	10,852	11,405	11,790
ICE BofA 1 5 Year U S Corporate And Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year U.S. Corporate & Government Index
Accumulated Value	$ 10,000		$ 10,256	$ 10,296	$ 10,247	$ 10,786	$ 11,409	$ 11,472	$ 10,928	$ 10,902	$ 11,544	$ 12,100